Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 322	$ 374	$ 327
Amortization of prior service cost (credit)	21	(5)	(8)
Expected return on plan assets	(1,045)	(1,270)	(1,181)
Interest cost	677	969	1,035
Remeasurement (gain) loss, net	1,198	(209)	2,380
Net periodic benefit (income) cost	1,173	(141)	2,553
Curtailment and termination benefits	4		11
Total	1,177	(141)	2,564
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	193	324	258
Amortization of prior service cost (credit)	(657)	(287)	(253)
Expected return on plan assets	(54)	(101)	(161)
Interest cost	746	1,117	1,107
Remeasurement (gain) loss, net	1,300	(2,659)	4,615
Net periodic benefit (income) cost	1,528	(1,606)	5,566
Total	$ 1,528	$ (1,606)	$ 5,566